Plan Description - Notes Receivable from Participants (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.00%
EBP 002 [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant Account Maximum Borrowing To Total Account Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Primary Residence, Maximum Borrowing Term	20 years
EBP 002 [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP 007 [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable From Participant, Term	5 years
EBP 007 [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable From Participant, Term	1 year